Employee benefits (Schedule of Components of Net Cost of Benefits Plan to Employees) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Current service cost	$ 2,697	$ 5,697
Financial cost	4,025	6,637
Past service cost	(1,481)	3,439
Actuarial losses (gains) recognized in the year	(17,928)	(4,339)
Net cost of benefits	(9,910)	(8,097)	$ 9,891
Employees [Member]
Disclosure of defined benefit plans [line items]
Current service cost	2,839	5,697	5,749
Financial cost	4,025	6,637	6,247
Past service cost	1,481	(3,575)	(7,906)
Anticipated reduction obligations	(327)	(12,517)
Actuarial losses (gains) recognized in the year	(17,928)	(4,339)	5,801
Net cost of benefits	$ (9,910)	$ (8,097)	$ 9,891